SHARE CAPITAL AND RESERVES (Details 7)		3 Months Ended
		Feb. 28, 2022 shares $ / shares	Nov. 30, 2021 shares	Nov. 30, 2020 shares
IfrsStatementLineItems [Line Items]
Number of Warrants		26,667
Share Purchase Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants		379,208	379,208	3,033,709
Share Purchase Warrants [Member] | Ranges Of Exercise Prices 1. 20 [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants	[1]	24,208
Exercise Price | $ / shares		$ 1.20
Expiry Date		Apr. 06, 2022
Share Purchase Warrants [Member] | Ranges Of Exercise Prices 1. 88 [Member]
IfrsStatementLineItems [Line Items]
Number of Warrants		355,000
Exercise Price | $ / shares		$ 1.88
Expiry Date		Jun. 09, 2025

[1]	expired unexercised subsequent to February 28, 2022